Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Detail) CAD in Millions	Dec. 31, 2017 CAD
Actuarial assumption of discount rates [Member] | Pension plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	CAD (451)
Impact of decrease in actuarial assumption	536
Actuarial assumption of discount rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	(67)
Impact of decrease in actuarial assumption	82
Actuarial assumption of medical cost trend rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	24
Impact of decrease in actuarial assumption	(21)
Actuarial assumption of decrease in inflation rates [Member] | Pension plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	119
Actuarial assumption of decrease in inflation rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	CAD 16